Business overview	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Business overview

1.	Business overview

Summary of business

COSCIENS Biopharma Inc. is a holding company, operating through its subsidiaries (collectively, the “Company”). COSCIENS’s principal operating subsidiary, Ceapro Inc. (“Ceapro”) is focused on the development and commercialization of natural, plant-based active ingredients derived from oats and other renewable plant resources, using proprietary manufacturing and extraction technologies. These products are produced using the Company’s proprietary technologies. The Company’s patented technologies include the Pressurized Gas eXpanded (PGX) technology, which is a unique technology that generates high-value yields of active ingredients from natural based resources for use in novel cosmeceutical, nutraceutical and pharmaceutical products. The Company’s two value-driving products, oat beta glucan and avenanthramides, are found in many household name cosmetic and personal care brands. These products are manufactured from the Company’s proprietary oat extraction manufacturing technology and are known for their well-documented health benefits.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on May 12, 2026.

These condensed interim consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

Assessing the Company’s ability to continue as a going concern necessitates significant judgment, relying on detailed financial forecasts with inherent estimates related to future sales, operating costs, research and development expenses, and capital expenditures. While the Company currently anticipates that its cash on hand and projected future cash flows from operations will be sufficient to cover its financial liabilities as they become due for at least the next twelve months from the issuance date of these condensed interim consolidated financial statements, these future cash flows are subject to several factors beyond the Company’s control.

As discussed in Note 6, the Company has experienced a sustained decline in revenues and has incurred continuous operating losses during the current and prior fiscal period, raising substantial doubt about the Company’s ability to continue as a going concern. During the three-month period ended March 31, 2026, the Company incurred a net loss from continuing operations of $183 and had negative cash flow from operating activities of $2,177. As at March 31, 2026, the Company had an accumulated deficit of $9,751. On March 5, 2026, the Company announced the strategic decision to cease funding its German subsidiaries, AEZS Germany, and its wholly owned subsidiary Zentaris IVF GmbH (the “German subsidiaries”). On March 23, 2026, the German subsidiaries filed an insolvency petition at a German Court to open insolvency proceedings. Effective March 27, 2026, following the appointment of an insolvency administrator, the Company ceased to consolidate the German subsidiaries as the Company was no longer in a position of control over AEZS Germany as further described in note 14. The German subsidiaries’ results of operations and cash flows were consolidated into the Company’s financial statements up to March 27, 2026 and classified as discontinued operations.

In addition, a significant portion of the Company’s revenue is derived from a single customer primarily located in the United States (Note 13), exposing the Company to potential volatility in cash flows. Furthermore, on August 1st, 2025, the President of the United States issued executive orders imposing 35% tariffs on imports from Canada, up from the previous 25%, with an exemption for The Canada-United States-Mexico Agreement (“CUSMA”)-compliant goods. Although the Company’s product sales to the US are CUSMA compliant, the Company is monitoring the potential direct and indirect impacts of tariffs, retaliatory tariffs, or other trade protectionist measures. As a result, the Company is exposed to uncertainty in cash flows from operations and consequently, there is no assurance that projected revenue and positive cash flows will be realized. Failure to achieve these projections could require the Company to reduce or curtail operations and development activities, harming the business, financial condition, and results of operations. The Company has implemented a comprehensive strategic plan that focuses on initiatives to conserve cash. As part of this plan, management is actively evaluating its overall manufacturing process and procurement strategy to identify potential areas for future margin improvement and cost reduction. Actions taken to date included reduced spending on research and development activities, lowering capital expenditures and the restructuring of operations. The Company has begun executing the strategic plan and will continue to do so as necessary, based on cash availability. There is no assurance on the availability of future funding which could impact the Company’s ability to continue as a going concern.

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

As such, there is material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these condensed interim consolidated financial statements.

The condensed interim consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might be necessary if the going concern assumption was not appropriate. If the going concern assumption was not appropriate for these interim financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, and the classification of items in the condensed interim consolidated statements of financial position. Such adjustments could be material.